Annual Fund Operating Expenses	0 Months Ended
	Aug. 01, 2012
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[1]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.36%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.36%	[1]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.36%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.36%	[1]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[2]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.90%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	[2]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.90%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	[2]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[3]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class B
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.96%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[3]
(WFA Specialty Funds - ABC) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class C
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.96%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[3]
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.41%	[4]
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[5]
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[5]
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	[6]
(WFA Specialty Funds – Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class
Operating Expenses:
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.78%	[7]
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Operating Expenses:
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.67%	[8]

[1]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[2]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, and 1.84% for Class C. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[3]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[4]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[5]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[6]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.79% for Institutional Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[7]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.78% for Institutional Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[8]	The Adviser has committed through July 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.66% for Investor Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.